Warrant Liabilities - Schedule of Warrant liabilities, Derivative Warrant Liabilities (Details) - Warrant Liabilities [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jan. 31, 2026	Jul. 31, 2025	Dec. 31, 2008
Class of Warrant or Right [Line Items]
Beginning balance	$ 5,626,473
Warrants fair value upon change in functional currency (Note 2)		454,571	454,571
Warrants issued upon De-SPAC transaction (Note 4)		7,196,286	7,196,286
Warrants to be issued (mandatory convertible debentures)		7,500	7,500
Change in fair value of warrant liabilities (exercised warrants)		162,396	162,396
Change in fair value of warrant liabilities (expired warrants)		(25,067)	(25,067)
Fair value of warrants exercised		(303,492)	(303,492)
Change in fair value of warrant liabilities	(3,757,599)	(1,865,721)	(1,865,721)
Ending balance	$ 1,868,874	$ 5,626,473	$ 5,626,473